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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2009

If amended report check here:            [_]

This Amendment (check only one):         [_]
                                         [_]


                          P&S Capital Management, LLC


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Name of Institutional Investment Manager


590 Madison Avenue, 28th Floor                    New York     New York  10022
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Business Address                 (Street)          (City)       (State)  (Zip)


13F File Number: 28-13086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Greg Pearson                    Chief Financial Officer         (212) 319-8220
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Name                                     Title                       Phone

Signature, Place and Date of Signing:


/s/ Greg Pearson
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590 Madison Avenue, 28th Floor
New York, New York, 10022
5/15/2009


Report Type:

[_]         13F HOLDINGS REPORT.
[X]         13F NOTICE.
[_]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number:          Name:
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28-13085                       P&S Capital Management, L.P.